AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.4%
Corporate Bonds — 43.3%
Brazil — 4.0%
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	12/12/22(oo)	1,030	$1,035,205
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31	890	845,527
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25	944	1,040,294
5.625%	05/20/43	800	824,291
6.850%	06/05/2115(a)	1,985	2,040,307
7.375%	01/17/27	1,690	2,009,091
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36(a)	379	503,281
			8,297,996
Chile — 1.7%
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50	700	799,185
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28(a)	1,620	1,875,391
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
4.250%	05/07/29	200	223,782
4.250%	01/22/50	500	535,851
			3,434,209
China — 2.3%
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
4.750%	09/28/23	800	818,336
Prosus NV,
Gtd. Notes, 144A
4.850%	07/06/27	560	627,972
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	1,060	967,132
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
2.750%	09/29/26	575	604,734
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	720	771,666
Gtd. Notes, 144A
3.625%	04/12/27	860	935,334
			4,725,174
Colombia — 3.5%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25(a)	490	520,260
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Colombia (cont’d.)
Bancolombia SA,
Sr. Unsec’d. Notes
3.000%	01/29/25(a)	760	$776,028
Ecopetrol SA,
Sr. Unsec’d. Notes
6.875%	04/29/30(a)	1,270	1,542,534
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30	700	775,111
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	540	567,920
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	360	400,555
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	1,730	1,828,648
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	720	817,382
			7,228,438
Hong Kong — 0.5%
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	1,100	1,153,793
India — 0.5%
Bharti Airtel Ltd.,
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31(a)	275	268,934
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	700	742,717
			1,011,651
Indonesia — 4.5%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	1,950	2,045,606
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	2,510	3,113,794
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42	1,490	1,757,619
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	200	248,546
Sr. Unsec’d. Notes, EMTN
4.175%	01/21/50	600	582,300
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	690	730,756
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	630	694,006
A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Indonesia (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27	200	$214,713
			9,387,340
Israel — 0.3%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31	560	571,497
Kazakhstan — 2.0%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47	680	806,158
6.375%	10/24/48	1,120	1,433,006
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	750	889,145
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	930	1,033,667
			4,161,976
Kuwait — 1.5%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	1,540	1,675,929
NBK Tier 1 Financing Ltd.,
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	1,540	1,529,009
			3,204,938
Malaysia — 0.8%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
4.800%	04/21/60	1,270	1,596,770
Mexico — 5.9%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)	1,520	1,667,138
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	820	905,720
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	630	706,898
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	600	620,563
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	2,120	2,085,908
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	1,650	1,939,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mexico (cont’d.)
Petroleos Mexicanos,
Gtd. Notes
6.375%	01/23/45	890	$747,888
6.500%	06/02/41(a)	680	594,198
6.625%	06/15/35	1,845	1,751,085
7.690%	01/23/50	1,190	1,104,842
			12,123,817
Morocco — 0.8%
OCP SA,
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,510	1,600,453
Netherlands — 0.8%
VEON Holdings BV,
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	1,710	1,689,144
Panama — 2.0%
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	2,290	2,125,173
Cable Onda SA,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	650	690,512
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	633	699,291
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	550	558,307
			4,073,283
Peru — 2.8%
Banco de Credito del Peru,
Sub. Notes, 144A
3.250%(ff)	09/30/31	590	587,788
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)	530	530,533
Corp Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29	1,000	1,064,024
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	400	426,213
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32(a)	900	949,238
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	380	540,213
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26	1,700	1,742,651
			5,840,660

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24		352	$431,444
Qatar — 0.5%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22		1,100	1,123,700
Russia — 2.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23		3,820	4,292,212
Singapore — 0.4%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		760	813,208
South Africa — 1.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,750	1,851,469
Sasol Financing USA LLC,
Gtd. Notes
4.375%	09/18/26(a)		1,200	1,223,651
				3,075,120
Supranational Bank — 0.4%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN
6.450%	12/13/22	IDR	11,384,100	800,854
Thailand — 0.9%
GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN
2.980%	03/18/31(a)		2,000	1,979,294
Turkey — 1.3%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,110	1,109,699
5.125%	05/03/22		380	379,461
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)		1,090	1,163,048
				2,652,208
United Arab Emirates — 2.1%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47(a)		1,260	1,423,800
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24		940	967,876
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		200	235,015
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49		1,090	1,133,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
United Arab Emirates (cont’d.)
MDGH - GMTN BV,
Gtd. Notes, GMTN
3.950%	05/21/50	490	$522,775
			4,283,424

Total Corporate Bonds (cost $89,443,978)			89,552,603
Sovereign Bonds — 52.1%
Angola — 0.7%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	1,030	989,067
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28	400	384,104
			1,373,171
Argentina — 1.7%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30	271	90,510
0.125%(cc)	07/09/35	806	239,765
0.125%(cc)	01/09/38	2,870	1,045,825
1.000%	07/09/29	56	20,256
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	800	624,762
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24(d)	890	329,027
Provincia de Cordoba,
Sr. Unsec’d. Notes
3.000%(cc)	06/01/27	658	386,615
Sr. Unsec’d. Notes, 144A
3.000%(cc)	12/10/25(d)	845	576,657
3.000%(cc)	06/01/27	253	148,698
			3,462,115
Armenia — 0.2%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29	520	492,045
Bahamas — 0.5%
Bahamas Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24(a)	1,100	1,102,967
Bahrain — 1.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31	1,660	1,636,452
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47	1,080	1,126,540
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51	200	185,663
			2,948,655

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil — 0.3%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF
10.000%	01/01/25	BRL	2,920	$548,053
China — 0.5%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		910	995,709
Colombia — 1.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)		2,085	2,224,319
Costa Rica — 0.4%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
5.625%	04/30/43		240	210,120
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25(a)		700	692,283
				902,403
Dominican Republic — 2.9%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
4.500%	01/30/30		900	907,318
5.500%	01/27/25		3,160	3,467,243
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		200	202,976
5.500%	01/27/25		340	373,058
5.875%	01/30/60		200	191,378
6.000%	07/19/28		400	449,200
6.850%	01/27/45		450	497,096
				6,088,269
Ecuador — 0.6%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		297	174,924
0.500%(cc)	07/31/35		2,017	924,794
0.500%(cc)	07/31/40		356	156,430
6.608%(s)	07/31/30		64	25,809
				1,281,957
Egypt — 2.3%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28		1,480	1,517,075
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		290	272,809
7.625%	05/29/32		2,330	2,383,441
8.875%	05/29/50		600	612,627
				4,785,952
El Salvador — 0.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		780	773,805
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
El Salvador (cont’d.)
7.125%	01/20/50		320	$287,512
				1,061,317
Ethiopia — 0.3%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24		600	552,772
Ghana — 1.4%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30		900	1,121,021
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		950	920,011
7.625%	05/16/29		900	884,845
				2,925,877
Guatemala — 0.2%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32(a)		350	396,543
Indonesia — 3.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.450%	04/15/70		1,900	2,083,171
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,880	2,232,078
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		971	1,160,364
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34	IDR	8,078,000	608,699
Bonds, Series 072
8.250%	05/15/36	IDR	6,981,000	516,842
Bonds, Series 079
8.375%	04/15/39	IDR	4,037,000	296,562
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	154,809
				7,052,525
Israel — 0.3%
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50		610	615,685
Ivory Coast — 1.4%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.750%	12/31/32		283	282,998
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,590	1,819,277
6.125%	06/15/33		690	703,927
				2,806,202

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Jamaica — 1.3%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		1,230	$1,443,425
7.875%	07/28/45		850	1,152,935
				2,596,360
Jordan — 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes
5.850%	07/07/30		250	254,630
7.375%	10/10/47		200	204,242
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		680	694,422
				1,153,294
Kenya — 0.8%
Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		770	811,811
8.000%	05/22/32(a)		800	850,333
				1,662,144
Mexico — 3.5%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	21,660	1,114,893
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		1,000	947,709
4.600%	01/23/46		5,070	5,187,512
				7,250,114
Morocco — 0.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50		750	666,710
Nigeria — 1.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.875%	02/16/32		700	720,389
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		400	408,009
7.625%	11/21/25		490	551,692
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		500	514,927
7.625%	11/28/47		310	299,990
				2,495,007
Oman — 1.5%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48		600	573,186
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,020	1,055,746
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Oman (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29		1,480	$1,538,860
				3,167,792
Panama — 1.2%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60		460	455,938
4.500%	04/01/56		1,900	2,086,120
				2,542,058
Paraguay — 0.8%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33		480	459,706
4.950%	04/28/31(a)		700	789,231
5.400%	03/30/50(a)		400	448,576
				1,697,513
Peru — 2.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
1.862%	12/01/32(a)		1,000	912,706
2.392%	01/23/26		1,880	1,935,754
2.783%	01/23/31		1,920	1,921,998
6.550%	03/14/37(a)		260	352,683
				5,123,141
Philippines — 1.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
2.950%	05/05/45		200	186,909
3.700%	03/01/41(a)		840	876,326
3.700%	02/02/42		1,180	1,231,404
				2,294,639
Qatar — 3.8%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		2,700	2,933,590
4.400%	04/16/50		2,800	3,253,954
4.817%	03/14/49		980	1,202,314
5.103%	04/23/48		330	418,126
				7,807,984
Romania — 0.2%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		520	520,562
Russia — 3.5%
Russian Federal Bond - OFZ,
Bonds, Series 6209
7.600%	07/20/22	RUB	19,820	269,699
Bonds, Series 6212
7.050%	01/19/28	RUB	197,246	2,639,187

A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Russia (cont’d.)
Bonds, Series 6230
7.700%	03/16/39	RUB	100,660	$1,414,102
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
5.625%	04/04/42		2,400	2,942,306
				7,265,294
Saudi Arabia — 1.0%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		1,810	2,029,263
Senegal — 1.0%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	07/30/24		840	907,800
Unsec’d. Notes, 144A
6.250%	05/23/33(a)		1,190	1,184,793
				2,092,593
South Africa — 0.2%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.750%	09/30/49		400	368,169
Turkey — 1.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		2,070	1,878,243
4.875%	04/16/43		1,000	764,149
5.750%	05/11/47		550	445,745
				3,088,137
Ukraine — 2.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32		500	502,939
7.750%	09/01/25		1,000	1,085,506
8.994%	02/01/24		300	333,031
9.750%	11/01/28		740	861,950
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	460	494,337
7.253%	03/15/33		1,570	1,561,831
				4,839,594
United Arab Emirates — 2.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,100	1,049,262
4.125%	10/11/47		420	473,854
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		400	421,886
2.700%	09/02/70		400	338,267
3.125%	04/16/30		1,094	1,172,653
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		1,390	1,222,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
United Arab Emirates (cont’d.)
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50	500	$439,914
			5,118,798
Uruguay — 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31(a)	1,180	1,368,077
4.975%	04/20/55	100	122,536
5.100%	06/18/50(a)	769	953,323
			2,443,936

Total Sovereign Bonds (cost $112,294,115)			107,839,638

Total Long-Term Investments (cost $201,738,093)			197,392,241

	Shares
Short-Term Investments — 14.3%
Affiliated Mutual Funds — 13.9%
PGIM Core Ultra Short Bond Fund(wa)	7,621,612	7,621,612
PGIM Institutional Money Market Fund (cost $21,180,574; includes $21,178,284 of cash collateral for securities on loan)(b)(wa)	21,190,173	21,179,578

Total Affiliated Mutual Funds (cost $28,802,186)		28,801,190

Principal Amount (000)#
Foreign Treasury Obligation(n) — 0.4%
Brazil
Brazil Letras do Tesouro Nacional
6.323%	01/01/24	BRL	6,075	879,010
(cost $948,525)

Options Purchased*~ — 0.0%
(cost $42,979)	35,304

Total Short-Term Investments (cost $29,793,690)	29,715,504

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.7% (cost $231,531,783)	227,107,745

A6

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $46,147)	$(35,308)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.7% (cost $231,485,636)	227,072,437

Liabilities in excess of other assets(z) — (9.7)%	(20,136,067)

Net Assets — 100.0%	$206,936,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CNH	Chinese Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	Open Joint-Stock Company
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,817,402; cash collateral of $21,178,284 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	11/12/21	6.55		—		2,670	$22,641
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	03/16/22	6.45		—		2,105	12,663
Total Options Purchased (cost $42,979)									$35,304
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	11/12/21	7.11		—		2,670	$(11,712)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	03/16/22	7.00		—		2,105	(23,596)
Total Options Written (premiums received $46,147)									$(35,308)
A7

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
60	20 Year U.S. Treasury Bonds	Jun. 2021	$9,275,625	$379,389
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/15/21	Bank of America, N.A.	BRL	4,159	$741,451	$738,282	$—	$(3,169)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	BRL	354	65,867	62,834	—	(3,033)
Chinese Renminbi,
Expiring 06/15/21	JPMorgan Chase Bank, N.A.	CNH	4,841	737,060	733,242	—	(3,818)
Indonesian Rupiah,
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	7,596,313	535,555	520,400	—	(15,155)
Mexican Peso,
Expiring 04/15/21	Citibank, N.A.	MXN	1,590	79,378	77,684	—	(1,694)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	MXN	10,552	508,261	515,410	7,149	—
				$2,667,572	$2,647,852	7,149	(26,869)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	BRL	13,039	$2,369,396	$2,314,437	$54,959	$—
Euro,
Expiring 06/15/21	Goldman Sachs Bank USA	EUR	2,161	2,578,929	2,537,739	41,190	—
Indonesian Rupiah,
Expiring 04/15/21	Bank of America, N.A.	IDR	26,606,286	1,888,310	1,822,715	65,595	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	19,527,565	1,358,439	1,337,773	20,666	—
Mexican Peso,
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	MXN	24,415	1,202,128	1,192,544	9,584	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	MXN	21,416	1,062,776	1,046,059	16,717	—
Russian Ruble,
Expiring 06/15/21	Bank of America, N.A.	RUB	171,416	2,290,210	2,247,201	43,009	—
Saudi Arabian Riyal,
Expiring 06/15/21	Bank of America, N.A.	SAR	27,461	7,320,131	7,321,204	—	(1,073)
Expiring 06/15/21	Goldman Sachs Bank USA	SAR	5,191	1,383,713	1,383,953	—	(240)
				$21,454,032	$21,203,625	251,720	(1,313)
						$258,869	$(28,182)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	950	$23,392	$(21,713)	$(45,105)
State of Qatar	12/20/24	1.000%(Q)	950	24,045	(23,789)	(47,834)
				$47,437	$(45,502)	$(92,939)
A8

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9